Stockholders' Equity (Details) - USD ($)								1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 02, 2021	Mar. 01, 2021	Feb. 11, 2021	Feb. 11, 2021	Nov. 02, 2020	Sep. 10, 2020	Sep. 08, 2020	Nov. 30, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 10, 2022	May 17, 2021	Jul. 01, 2020
Stockholders' Equity (Details) [Line Items]
Shares issued of common stock										5,000,000
Stock option granted								3,044,782
Shares to be allocated								1,955,218
Common stock shares issued										13,636,363				22,727,272
Dividend yield										0.00%
Expected volatility											45.24%
Risk free interest rate											0.39%
Expected life											8 months 4 days
Principal amount (in Dollars)										$ 15,000,000
Common stock price per share (in Dollars per share)										$ 1.1
Preferred stock exchange agreements, description			the Company announced that it had entered into a securities purchase agreement (the “February Purchase Agreement”) with certain institutional investors for the sale of (i) 22,471,904 shares of common stock, (ii) 22,471,904 Series A warrants to purchase 22,471,904 shares of common stock and (iii) 11,235,952 Series B warrants to purchase 11,235,952 shares of common stock at a combined purchase price of $2.67 (the “February Offering”). The gross proceeds to the Company from the February Offering were expected to be approximately $60.0 million. The Series A warrants will be exercisable nine months after the date of issuance, have an exercise price of $2.80 per share and will expire five and one-half years from the date of issuance. The Series B warrants will be exercisable nine months after the date of issuance, have an exercise price of $2.80 per share and will expire three and one-half years from the date of issuance. The Company received net proceeds of $54.0 million on February 16, 2021 after deducting the placement agent’s fees and other expenses.	the Company announced that it had entered into a securities purchase agreement (the “February Purchase Agreement”) with certain institutional investors for the sale of (i) 22,471,904 shares of common stock, (ii) 22,471,904 Series A warrants to purchase 22,471,904 shares of common stock and (iii) 11,235,952 Series B warrants to purchase 11,235,952 shares of common stock at a combined purchase price of $2.67 (the “February Offering”). The gross proceeds to the Company from the February Offering were expected to be approximately $60,000. The Series A warrants will be exercisable nine months after the date of issuance, have an exercise price of $2.80 per share and will expire five and one-half years from the date of issuance. The Series B warrants will be exercisable nine months after the date of issuance, have an exercise price of $2.80 per share and will expire three and one-half years from the date of issuance. The Company received net proceeds of $54,000 on February 16, 2021 after deducting the placement agent’s fees and other expenses.
Securities purchase agreement, description	the Company entered into a securities purchase agreement (the “March Purchase Agreement”) with certain investors for the purpose of raising approximately $54,000 in gross proceeds for the Company. Pursuant to the terms of the March Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 19,285,715 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $2.675 per share and in a concurrent private placement, warrants to purchase an aggregate of 19,285,715 shares of common stock, at a purchase price of $0.125 per warrant, for a combined purchase price per share and warrant of $2.80 which was priced at the market under Nasdaq rules. The warrants are immediately exercisable at an exercise price of $2.80 per share, subject to adjustment, and expire five years after the issuance date. The closing date for the transaction consummated under the March Purchase Agreement was on March 4, 2021. The Company received net proceeds of $48,690 on March 4, 2021, after deducting the placement agent’s fees and other expenses.
Excess capital (in Dollars)													$ 140,000,000
Stock incentive plan, description									Under the 2012 Incentive Plan, as amended, up to 5,000,000 shares of our common stock, are currently authorized to be issued pursuant to option awards granted thereunder. On May 17, 2021, May 23, 2021 and June 28, 2021, the Company granted an aggregate of 125,000, 370,000 and 245,000 respectively, options under the 2012 Incentive Plan, with an exercise price of $1.41, $1.81 and $2.49, respectively, of which 310,000 options vested as of March 31, 2022. This resulted in a stock-based compensation expense of approximately $458,000 recorded for the three months ended March 31, 2022, based on a fair value determined using a Black-Scholes model.On March 22, 2021, 20,000 shares of common stock were issued to an employee who exercised their options at an exercise price of $1.41.In September 2021, the Board unanimously approved a grant of 87,000 fully vested shares of common stock of the Company to some of our employees.On September 13, 2021, 40,000 shares of common stock were issued to an employee who exercised their options at an exercise price of $1.32.On September 28, 2021, MICT granted 823,020 shares of common stock of the Company to China Strategic Investments Limited.On May 10, 2022, MICT granted 1,659,500 shares of common stock of the Company to Cushman Holdings Limited, an unrelated third party, as an introducer fee for Tingo, Inc. merger transaction as further discussed in Note 17.On May 10, 2022, MICT granted 858,631 shares of common stock of the Company to China Strategic Investments Limited, an unrelated third party, in connection with the GFHI acquisition as discussed in Note 1.On May 10, 2022, MICT granted 612,500 shares of common stock of the Company to some of our Directors and employees. The shares were issued pursuant to the 2020 Incentive Plan.On May 10, 2022, the Company’s Board of Directors (the “Board”) unanimously approved a grant of fully vested 4,000,000 shares of common stock to Mr. Darren Mercer, the Company’s Chief Executive Officer. The shares were issued under the Company’s long term incentive plan as such long term incentive plan previously approved by the stockholders and negotiated in connection with the Company’s acquisition of Global Fintech Holdings Limited.	Under the 2012 Incentive Plan, as amended, up to 5,000,000 shares of our common stock, are currently authorized to be issued pursuant to option awards granted thereunder. On May 17, 2021, May 23, 2021 and June 28, 2021, the Company granted an aggregate of 125,000, 370,000 and 245,000 respectively, options under the 2012 Incentive Plan, with an exercise price of $1.41, $1.81 and $2.49, respectively, of which 310,000 options vested as of December 31, 2021. This resulted in a stock-based compensation expense of approximately $708 recorded for the year ended December 31, 2021, based on a fair value determined using a Black-Scholes model.On March 22, 2021, 20,000 shares of common stock were issued to an employee who exercised their options at an exercise price of $1.41.In September 2021, the Board unanimously approved a grant of 87,000 fully vested shares of common stock of the Company to some of our employees.On September 20, 2021, 40,000 shares of common stock were issued to an employee who exercised their options at an exercise price of $1.32.On September 28, 2021, MICT granted 823,020 shares of common stock of the Company to China Strategic Investments Limited.
Fully vested granted shares												4,000,000
Raise in excess of capital (in Dollars)												$ 140,000,000
Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Expected volatility										87.20%
Risk free interest rate										0.99%
Expected life										6 years 6 months
Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Expected volatility										100.40%
Risk free interest rate										1.64%
Expected life										10 years
Series A Convertible Preferred stock [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate common shares							6,363,636
Preferred stock par value (in Dollars per share)							$ 0.001
Aggregate preferred shares							3,181,818
Common stock par value (in Dollars per share)							$ 0.001
Series B Convertible Preferred stock [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate common shares						1,818,181
Preferred stock par value (in Dollars per share)						$ 0.001
Aggregate preferred shares						1,818,181
Common stock par value (in Dollars per share)						$ 0.001
Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued of common stock					10,000,000
Common stock par value (in Dollars per share)					$ 0.001
Aggregate gross proceeds (in Dollars)					$ 25,000,000						$ 22,325,000
Purchase price per unit (in Dollars per share)					$ 2.5
Exercise price (in Dollars per share)					$ 3.12
Warrant expire					5 years
Aggregate units											7,600,000
Received additional amount (in Dollars)		$ 2,675,000									$ 2,675
Remaining issued		2,400,000									2,400,000
Securities purchase agreement, description	the Company entered into a securities purchase agreement (the “March Purchase Agreement”) with certain investors for the purpose of raising approximately $54.0 million in gross proceeds for the Company. Pursuant to the terms of the March Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 19,285,715 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $2.675 per share and in a concurrent private placement, warrants to purchase an aggregate of 19,285,715 shares of common stock, at a purchase price of $0.125 per warrant, for a combined purchase price per share and warrant of $2.80 which was priced at the market under Nasdaq rules. The warrants are immediately exercisable at an exercise price of $2.80 per share, subject to adjustment, and expire five years after the issuance date. The closing date for the transaction consummated under the March Purchase Agreement was on March 4, 2021. The Company received net proceeds of $48.69 million on March 4, 2021, after deducting the placement agent’s fees and other expenses.
Consultants [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares issued											1,943,182
Amount of aggregate expenses (in Dollars)											$ 2,750,000
Maxim Group LLC [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares issued											200,000
Amount of aggregate expenses (in Dollars)											$ 635,000
Employees [Member]
Stockholders' Equity (Details) [Line Items]
Amount of aggregate expenses (in Dollars)											$ 2,365,000
Aggregate common shares											1,198,000
Various Shareholders [Member]
Stockholders' Equity (Details) [Line Items]
Amount of aggregate expenses (in Dollars)											$ 1,611,000
Aggregate common shares											2,181,282
Board of Directors [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued of common stock													6,000,000
Chief Executive Officer [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued of common stock													300,000
Plan 2020 [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares issued										20,000,000
GFH [Member]
Stockholders' Equity (Details) [Line Items]
Common stock price per share (in Dollars per share)														$ 1.1